Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Portfolio

May 31, 2019

HEA-QTLY-0719
1.802174.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Biotechnology - 24.1%
Biotechnology - 24.1%
Abeona Therapeutics, Inc. (a)	1,800,000	$9,792,000
Acceleron Pharma, Inc. (a)	800,000	31,912,000
Acorda Therapeutics, Inc. (a)	1,080,000	10,033,200
Alexion Pharmaceuticals, Inc. (a)	1,670,000	189,845,600
Allakos, Inc. (a)	700,000	27,440,000
Allogene Therapeutics, Inc. (b)	340,000	8,918,200
Alnylam Pharmaceuticals, Inc. (a)	500,000	33,760,000
Amgen, Inc.	300,000	50,010,000
Amicus Therapeutics, Inc. (a)	1,900,000	21,413,000
AnaptysBio, Inc. (a)	567,601	41,327,029
Argenx SE ADR (a)	597,400	73,856,562
Array BioPharma, Inc. (a)	2,600,000	68,692,000
Ascendis Pharma A/S sponsored ADR (a)	730,000	91,001,800
Atara Biotherapeutics, Inc. (a)	1,000,000	22,210,000
BeiGene Ltd. ADR (a)	380,000	44,813,400
bluebird bio, Inc. (a)	280,000	33,577,600
Blueprint Medicines Corp. (a)	800,000	60,800,000
Cellectis SA sponsored ADR (a)	700,000	11,116,000
FibroGen, Inc. (a)	920,000	33,340,800
GlycoMimetics, Inc. (a)	1,120,000	13,260,800
Gritstone Oncology, Inc.	496,660	4,623,905
Immunomedics, Inc. (a)(b)	2,115,200	27,645,664
Insmed, Inc. (a)	1,992,937	48,249,005
Intercept Pharmaceuticals, Inc. (a)	350,000	28,987,000
Momenta Pharmaceuticals, Inc. (a)	500,000	5,815,000
Morphosys AG (a)	180,000	17,383,971
Morphosys AG sponsored ADR (a)	199	4,778
Neurocrine Biosciences, Inc. (a)	800,000	67,824,000
Principia Biopharma, Inc.	639,200	18,702,992
Sage Therapeutics, Inc. (a)	76,779	13,196,007
Sarepta Therapeutics, Inc. (a)(b)	1,520,000	173,052,000
Scholar Rock Holding Corp.	43,143	791,243
uniQure B.V. (a)	480,000	28,468,800
Vertex Pharmaceuticals, Inc. (a)	1,525,000	253,424,500
Viking Therapeutics, Inc. (a)(b)	1,200,000	9,228,000
Xencor, Inc. (a)	1,182,578	36,470,706
Zymeworks, Inc. (a)	697,864	13,266,395
		1,624,253,957
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	651,800	11,875,796
Health Care Equipment & Supplies - 29.0%
Health Care Equipment - 29.0%
Atricure, Inc. (a)	1,499,100	43,923,630
Becton, Dickinson & Co.	2,000,000	466,880,000
Boston Scientific Corp. (a)	11,600,000	445,556,000
Danaher Corp.	780,000	102,967,800
Genmark Diagnostics, Inc. (a)	2,500,000	16,725,000
Hologic, Inc. (a)	1,800,000	79,218,000
Insulet Corp. (a)	1,000,000	109,790,000
Integra LifeSciences Holdings Corp. (a)	80,972	3,773,295
Intuitive Surgical, Inc. (a)	325,000	151,076,250
Masimo Corp. (a)	650,000	84,981,000
Penumbra, Inc. (a)	700,000	99,890,000
Shockwave Medical, Inc.	608,679	32,753,626
Stryker Corp.	1,143,504	209,535,673
Teleflex, Inc.	94,000	27,100,200
Wright Medical Group NV (a)	2,600,000	79,872,000
		1,954,042,474
Health Care Providers & Services - 24.1%
Health Care Distributors & Services - 0.9%
Covetrus, Inc. (a)	1,000,000	24,660,000
EBOS Group Ltd.	2,400,000	35,012,784
		59,672,784
Health Care Facilities - 2.3%
HCA Holdings, Inc.	1,280,000	154,828,800
Health Care Services - 4.0%
Cigna Corp.	1,520,000	224,990,400
G1 Therapeutics, Inc. (a)	900,000	18,864,000
Premier, Inc. (a)	600,000	22,050,000
		265,904,400
Managed Health Care - 16.9%
Centene Corp. (a)	1,650,000	95,287,500
Humana, Inc.	900,000	220,374,000
Molina Healthcare, Inc. (a)	630,000	89,623,800
Notre Dame Intermedica Participacoes SA	4,800,000	50,153,544
UnitedHealth Group, Inc.	2,400,000	580,319,997
Wellcare Health Plans, Inc. (a)	380,000	104,952,200
		1,140,711,041

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,621,117,025

Health Care Technology - 0.6%
Health Care Technology - 0.6%
Castlight Health, Inc. (a)	1,875,650	6,133,376
Castlight Health, Inc. Class B (a)	3,400,000	11,118,000
Teladoc Health, Inc. (a)(b)	400,000	23,248,000
		40,499,376
Life Sciences Tools & Services - 1.4%
Life Sciences Tools & Services - 1.4%
Avantor, Inc. (b)	2,640,000	46,200,000
Lonza Group AG	164,000	50,514,457
		96,714,457
Pharmaceuticals - 17.5%
Pharmaceuticals - 17.5%
Allergan PLC	970,000	118,252,700
Amneal Pharmaceuticals, Inc. (a)	300,000	2,262,000
Amneal Pharmaceuticals, Inc. (c)	1,621,622	12,227,030
AstraZeneca PLC (United Kingdom)	3,927,000	289,389,789
Bristol-Myers Squibb Co.	1,640,000	74,406,800
Dechra Pharmaceuticals PLC	1,500,000	51,733,110
Eli Lilly & Co.	700,000	81,158,000
MyoKardia, Inc. (a)	525,500	24,477,790
Nektar Therapeutics (a)	1,100,000	34,452,000
Recordati SpA	620,000	25,627,421
Roche Holding AG (participation certificate)	1,330,000	349,327,336
RPI International Holdings LP (a)(c)(d)	199,753	30,486,303
The Medicines Company (a)(b)	1,000,000	35,650,000
Theravance Biopharma, Inc. (a)(b)	1,292,500	21,481,350
Turning Point Therapeutics, Inc.	46,700	1,626,094
Zogenix, Inc. (a)	800,000	30,152,000
		1,182,709,723
Software - 0.6%
Application Software - 0.6%
Benefitfocus, Inc. (a)(b)	1,500,000	42,540,000
TOTAL COMMON STOCKS
(Cost $5,050,642,224)		6,573,752,808

Convertible Preferred Stocks - 1.9%
Biotechnology - 1.0%
Biotechnology - 1.0%
10X Genomics, Inc.:
Series C (a)(c)(d)	2,958,778	45,565,181
Series D (a)(c)(d)	60,000	924,000
BioNTech AG Series A (a)(c)(d)	78,748	22,332,909
Generation Bio Series B (a)(c)(d)	130,800	1,188,972
		70,011,062
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
1Life Healthcare, Inc. Series G (a)(c)(d)	1,639,892	20,662,639
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Harmony Biosciences II, Inc. Series A (a)(c)(d)	10,935,215	10,935,215
Software - 0.4%
Application Software - 0.4%
Outset Medical, Inc. Series B (a)(c)(d)	8,159,125	25,374,879
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $72,502,165)		126,983,795

Money Market Funds - 2.9%
Fidelity Cash Central Fund 2.41% (e)	40,074,671	40,082,686
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	156,642,826	156,658,490
TOTAL MONEY MARKET FUNDS
(Cost $196,739,677)		196,741,176
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $5,319,884,066)		6,897,477,779
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(157,058,741)
NET ASSETS - 100%		$6,740,419,038

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $169,697,128 or 2.5% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$13,250,000
10X Genomics, Inc. Series D	4/10/18	$574,200
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Amneal Pharmaceuticals, Inc.	5/4/18	$29,594,602
BioNTech AG Series A	12/29/17	$17,246,491
Generation Bio Series B	2/21/18	$1,196,258
Harmony Biosciences II, Inc. Series A	9/22/17	$10,935,215
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$242,665
Fidelity Securities Lending Cash Central Fund	468,983
Total	$711,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by <the><each> Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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